Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt consists
	June 30, 2021	December 31, 2020
	(in thousands)
Senior secured loan, principal	$82,899	$63,964
Senior secured loan, paid-in-kind interest	1,423	3,554
Less unamortized discount and debt issuance costs	(8,236)	(8,647)
	$76,087	$58,871

	Year Ended December 31,
	2020	2019
	(in thousands)
Senior secured loan, principal	$63,964	$23,683
Senior secured loan, paid-in-kind interest	3,554	—
Less unamortized discount and debt issuance costs	(8,647)	(7,851)
	$58,871	$15,832